SUBSEQUENT EVENTS (Details) - Subsequent event ¥ in Thousands, $ in Thousands	Apr. 17, 2021 CNY (¥)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 12, 2021 CNY (¥)	Mar. 12, 2021 USD ($)
Subsequent Event [Line Items]
Short-term Debt	¥ 580,000
Strategic partnership agreement | Capital | BEST Finance
Subsequent Event [Line Items]
Assets transferred		¥ 465,661	$ 71,366	¥ 465,661	$ 71,366